Tangible Assets (Owned and Under Finance Leases) - Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets (Detail)	12 Months Ended
Dec. 31, 2018
Manufacturing and distribution equipment [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Percentage of depreciation	20.00%
Bottom of range [member] | Buildings (civil and industrial) [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Percentage of depreciation	2.00%
Bottom of range [member] | Plant and Equipment [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Percentage of depreciation	3.00%
Bottom of range [member] | Other [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Percentage of depreciation	10.00%
Top of range [member] | Buildings (civil and industrial) [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Percentage of depreciation	5.55%
Top of range [member] | Plant and Equipment [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Percentage of depreciation	50.00%
Top of range [member] | Other [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Percentage of depreciation	50.00%